Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Components of Income Tax Expense	The components of income tax expense are as follows:

	Year Ended December 31
	2012	2013	2014
	US$	US$	US$
Current	5,534	8,591	15,630
Deferred	1,582	1,181	471

Income tax expense	7,116	9,772	16,101

Income (Loss) Before Income Taxes for Domestic and Foreign Entities

The income (loss) before income taxes for domestic and foreign entities is as follows:

	Year Ended December 31
	2012	2013	2014
	US$	US$	US$
Domestic	(11,039)	(8,080)	(12,761)
Foreign	65,373	45,228	73,329

	54,334	37,148	60,568

Reconciliation of Income Tax Expense on Pretax Income at Statutory Rate and Income Tax Expense

The Company and its subsidiaries file separate income tax returns. A reconciliation of income tax expense on pretax income at statutory rate and income tax expense is shown below:

	Year Ended December 31
	2012	2013	2014
	US$	US$	US$
Cayman statutory rate	—	—	—
Tax on pretax income at statutory rate	8,142	6,788	15,727
Tax-exempt income	(5,149)	(4,325)	(2,573)
Permanent differences	861	1,730	(396)
Temporary differences	(2,290)	1,732	(344)
Alternative minimum tax	4,340	2,203	1,170
Income tax (10%) on undistributed earnings	2,631	3,396	2,491
Net changes in income tax credit	5,518	708	(899)
Net changes in valuation allowance of deferred income tax assets	(3,879)	(2,364)	733
Net operating loss carryforwards	604	(189)	(1,298)
Liabilities related to unrealized tax benefits	832	(39)	91
Adjustment of prior years’ taxes and others	(4,494)	132	1,399

Income tax expense	7,116	9,772	16,101

Deferred Income Tax Assets (Liabilities)

Deferred income tax assets (liabilities) are as follows:

	December 31
	2013	2014
	US$	US$
Current:
Notes and accounts receivable	142	141
Stock-based compensation	679	615
Allowance for sales return	123	105
Inventory reserve	544	48
Foreign currency translation	312	(1,273)
Others	561	504
Valuation allowance	(1,083)	(528)

	1,278	(388)

Non-current:
Inventory reserve	590	766
Property and equipment	651	452
Investment tax credits	7,011	7,823
Net operating loss carryforwards	8,540	9,621
Others	(885)	(490)
Valuation allowance	(15,193)	(16,263)

	714	1,909

Reconciliation of Unrecognized Tax Benefits

A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	Year Ended December 31
	2012	2013	2014
	US $	US $	US$
Balance, beginning of year	2,657	3,520	5,815
Increases in tax positions taken in current year	917	2,947	446
Decrease in tax position taken in prior year primarily related to the resolution of tax audit	(54)	(652)	(1,606)

Balance, end of year	3,520	5,815	4,655

Summary of Major Jurisdictions and Tax Year Subject to Examination by Tax Authorities

The following table summarizes the Company’s major jurisdictions and tax year that remain subject to examination by tax authorities as of December 31, 2014:

Tax Jurisdiction	Tax Years
SMI Taiwan	2009 and onward
FCI	2009 and onward
SMI USA	2007 onward